Collaboration Interest-Bearing Advanced Funding - Summary of Interest-Bearing Loans and Borrowings (Details) - 11.0% Interest Bearing Loans $ in Thousands	6 Months Ended
Jun. 30, 2023 USD ($)
Disclosure Of Detailed Information About Borrowings [Line Items]
Effective interest rate	8.38%
Maturity	No specific maturity date
Loans from a collaborator	$ 270,614